Segment Information - Additional Information (Detail)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of operating segments	7
Sales | Consumer Segment
Segment Reporting Information [Line Items]
Percentage of net sales	29.00%	28.00%	28.00%
Sales | Home Depot
Segment Reporting Information [Line Items]
Percentage of net sales	11.00%
Sales | Home Depot | Maximum
Segment Reporting Information [Line Items]
Percentage of net sales		10.00%	10.00%